SEC File Nos. 333-129081
811-21825

AARP FUNDS

AARP AGGRESSIVE FUND

AARP MODERATE FUND

AARP CONSERVATIVE FUND

AARP INCOME FUND

AARP MONEY MARKET FUND

Supplement dated January 25, 2008 to the

Statement of Additional Information dated October 29, 2007

This Supplement updates information in the Statement of Additional Information (“SAI”) dated October 29, 2007.  You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the AARP Financial Center toll-free at 1-800-958-6457 or visiting www.aarpfunds.com.

In the section of the SAI captioned Management of the Trust, the Trustees and Officers table on page 6 is updated by replacing Leilani Sanders Hall, CFA with the following:

Susan Kirkpatrick Two Highwood Drive, 2nd Floor Tewksbury MA 01876 Age: 42	Chief Compliance Officer

Chief Compliance Officer, AARP Financial (November 2007 - present); Director of Compliance, AARP Financial (December 2005 - November 2007); Chief Compliance Officer, Grail Partners (investment banking) (March 2005 - December 2005); Director, Devonshire Financial Group (consulting) (September 2004 - December 2005); NewRiver, Inc. (electronic delivery of compliance documents) (July 1999 - September 2004)

In the section of the SAI captioned “Portfolio Management Teams” on page 19, the second paragraph is replaced in its entirety with the following:

SSgA FM’s team makes recommendations regarding asset allocation and rebalancing the Funds to AARP Financial, and is responsible for rebalancing the Funds under the direction of AARP Financial.  SSgA FM’s portfolio management team for the Funds follows below.

In the section of the SAI captioned “Portfolio Management Teams” on page 20, the information regarding Michael Lear is replaced in its entirety with the following:

Ola Folarin, CFA

Mr. Folarin is a Principal of SSgA and SSgA FM, and a portfolio manager in the Global Asset Allocation team.  His responsibilities include managing strategic and tactical asset allocation portfolios.  He also helps investors to manage their exposures to various asset class indices or hedge their foreign exchange exposures.  Previously, Mr. Folarin worked as an Associate Portfolio Manager at ProFunds Advisors where he managed a complex of leveraged and short mutual funds that invested strictly in derivative instruments. Before ProFunds, he worked as an equity analyst for PNC Advisors.  He has been working in the investment management field since 2003.

In the section of the SAI captioned “Accounts Managed by the Portfolio Managers” on page 22, the table is replaced in its entirety with the following table.  The information is as of November 30, 2007.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund**	# of Accounts	Assets Billions($)	# of Accounts	Assets Billions($)	# of Accounts		Assets Billions($)
AARP Conservative Fund
Richard Hisey	4	$0.082	0	$0	0		$0
Daniel Farley*	6	$0.22	44	$8.97	702	**	$64.14
Ola Folarin*	6	$0.22	44	$8.97	702	**	$64.14
Michael O. Martel*	6	$0.22	44	$8.97	702	**	$64.14
Eduardo A. Borges*	6	$0.22	44	$8.97	702	**	$64.14

AARP Moderate Fund
Richard Hisey	4	$0.082	0	$0	0		$0
Daniel Farley*	6	$0.22	44	$8.97	702	**	$64.14
Ola Folarin*	6	$0.22	44	$8.97	702	**	$64.14
Michael O. Martel*	6	$0.22	44	$8.97	702	**	$64.14
Eduardo A. Borges*	6	$0.22	44	$8.97	702	**	$64.14

AARP Aggressive Fund
Richard Hisey	4	$0.082	0	$0	0		$0
Daniel Farley*	6	$0.22	44	$8.97	702	**	$64.14
Ola Folarin*	6	$0.22	44	$8.97	702	**	$64.14
Michael O. Martel*	6	$0.22	44	$8.97	702	**	$64.14
Eduardo A. Borges*	6	$0.22	44	$8.97	702	**	$64.14

AARP Income Fund
Richard Hisey	4	$0.082	0	$0	0		$0
Daniel Farley*	6	$0.22	44	$8.97	702	**	$64.14
Ola Folarin*	6	$0.22	44	$8.97	702	**	$64.14
Michael O. Martel*	6	$0.22	44	$8.97	702	**	$64.14
Eduardo A. Borges*	6	$0.22	44	$8.97	702	**	$64.14

* Assets are managed on a team basis. This table refers to accounts managed by the portfolio managers on behalf of SSgA, which is comprised of all the investment management affiliates of State Street Corporation, including SSgA FM.

**          There are no account assets based upon performance.

- Please Retain This Supplement For Your Future Reference -